Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON GLOBAL SMALLER COMPANIES FUND
Prospectus Date	rr_ProspectusDate	Jan. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2015